Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Commercialization revenue	$ 3,156	$ 3,388
Total Revenue	3,156	3,388
Clinical trial and research & development	(3,266)	(2,045)
Manufacturing production & development	16,654	(5,484)
Employee benefits
Salaries and employee benefits	(10,139)	(10,096)
Defined contribution superannuation expenses	(199)	(199)
Equity settled share-based payment transactions	(15,172)	(2,195)
Total Employee benefits	(25,510)	(12,490)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(171)	(281)
Right of use asset amortization	(1,006)	(1,420)
Intellectual property amortization	(906)	(742)
Total Depreciation and amortization of non-current assets	(2,083)	(2,443)
Other Management & administration expenses
Overheads & administration	(4,183)	(4,594)
Consultancy	(848)	(1,285)
Legal and other professional fees	(2,440)	(1,124)
Intellectual property expenses (excluding the amount amortized above)	(1,421)	(1,410)
Total Other Management & administration expenses	(8,892)	(8,413)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(4,303)	(337)
Total Fair value remeasurement of contingent consideration	(4,303)	(337)
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(11,978)	4,434
Total Fair value remeasurement of warrant liability	(11,978)	4,434
Other operating income and expenses
Interest revenue	435	903
Foreign exchange (losses)/gains	(630)	165
Foreign withholding tax paid	(480)	0
Government grant income	2	0
Total Other operating income and expenses	(673)	1,068
Finance (costs)/gains
Remeasurement of borrowing arrangements	(31)	(120)
Facility Fee	(106)	0
Interest expense	(10,690)	(10,199)
Total Finance costs	(10,827)	(10,319)
Loss before income tax	$ (47,722)	$ (32,641)